Investment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of investment [line items]
Interest proportion		10.00%
Non-controlling interest		$ 1,631	$ 1,685	$ 1,700
Tupi BV [member]
Disclosure of investment [line items]
Interest proportion		65.00%
Guara BV [member]
Disclosure of investment [line items]
Interest proportion		45.00%
Agri Development BV [member]
Disclosure of investment [line items]
Interest proportion		90.00%
Libra [member]
Disclosure of investment [line items]
Interest proportion		40.00%
Papa Terra BV [member]
Disclosure of investment [line items]
Interest proportion		62.50%
Roncador BV [member]
Disclosure of investment [line items]
Interest proportion		75.00%
Iara BV [member]
Disclosure of investment [line items]
Interest proportion		42.50%
Lapa BV [member]
Disclosure of investment [line items]
Interest proportion		10.00%
Petrobras Distribuidora S. A.- B R [member]
Disclosure of investment [line items]
Interest proportion	37.50%	71.25%
Non-controlling interest		$ 719		792
Gaspetro [member]
Disclosure of investment [line items]
Interest proportion		51.00%
Non-controlling interest		$ 255		289
Transportadora Brasileira Gasoduto Brasil Bolivia [member]
Disclosure of investment [line items]
Interest proportion		51.00%
Non-controlling interest		$ 65		76
Consolidated Entities [Member]
Disclosure of investment [line items]
Non-controlling interest		$ 206		$ 284